Revenue - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Amount included in the contract liabilities as of April 1, 2018 and recognized as revenue for the year ended March 31, 2019	¥ 20,099